Capital disclosures (Tables)	12 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital items
The Company’s capital at June 30, 2019 and June 30, 2018 is summarized in the table below:

	June 30, 2019	June 30, 2018
	$	$

Total bank indebtedness, long-term debt and obligations under capital leases, excluding interim production financing	534,068	772,920
Less: Cash	(39,999)	(46,550)
Net debt	494,069	726,370
Total Shareholders’ Equity	499,978	400,792

	994,047	1,127,162